Annual Fund Operating Expenses - Victory Strategic Allocation Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	1.52%
Fee Waiver/Expense Reimbursement	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	[2]
Class C
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	2.61%
Fee Waiver/Expense Reimbursement	(0.75%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%	[2]
Class I
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[2]
Class R
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	1.16%
Acquired Fund Fees and Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	2.47%
Fee Waiver/Expense Reimbursement	(1.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%	[2]

[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund.
[2]	Victory Capital Management Inc., the Fund's investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.40%, 1.15%, 0.15% and 0.65% of the Fund's Class A, Class C, Class I and Class R shares, respectively, through at least February 28, 2022. This agreement may only be terminated by the Fund's Board of Trustees.